CONVERTIBLE SENIOR NOTES (Tables)	12 Months Ended
Dec. 31, 2016
CONVERTIBLE SENIOR NOTES [Abstract]
Schedule of debt conversions
	As of December 31,
	2015	2016
	US$	US$
Principal amount	700,000	305,700
Unamortized discount and debt issuance costs	(15,397)	(10,432)

	684,603	295,268

Schedule of aggregate future principal payments
US$

2017	212,734
2018	13,150
2019	7,450
2020	7,450
2021 and thereafter	342,839

583,623